Supplement dated December 10, 2009 to the Combined Retail Class Prospectus dated August 31, 2009

The Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) for each of the MTB Short Duration Government Bond Fund and the MTB Short-Term Corporate Bond Fund has been changed from 3.00% to 1.75%. The following amends and replaces certain information for each of the MTB Short Duration Government Bond and the MTB Short-Term Corporate Bond Funds on pages 23, 26 and 81 of the Combined Retail Class Prospectus under the sections entitled “Average Annual Total Return Table” and “Sales Charge When You Purchase Class A Shares.”

MTB SHORT DURATION GOVERNMENT BOND FUND

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Class A Shares*
Return Before Taxes	3.05%	3.05%	3.01%
Return After Taxes on Distributions(2)	1.79%	1.95%	1.92%
Return After Taxes on Distributions and Sale of Fund Shares(2)	1.96%	1.95%	1.92%
Class B Shares
Return Before Taxes	(1.04)%	2.32%	2.36%
BC1-3GB	6.66%	4.11%	4.04%
Lipper Short U.S. Government Funds Average	3.04%	2.89%	3.99%	(3)

*	For Class A Shares, amounts are calculated based on sales charges in effect as of December 10, 2009. The sales charges in effect prior to that date would have resulted in lower performance.

(1)	The Fund’s Class A Shares and Class B Shares start of performance date was August 18, 2003. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $250,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$299	$562	$845	$1,650
Class B
Expenses assuming redemption	$677	$849	$1,145	$1,920
Expenses assuming no redemption	$177	$549	$945	$1,920

MTB SHORT-TERM CORPORATE BOND FUND

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Class A Shares*
Return Before Taxes	0.25%	2.36%	2.37%
Return After Taxes on Distributions(2)	(1.00)%	1.24%	1.27%
Return After Taxes on Distributions and Sale of Fund Shares(2)	0.16%	1.36%	1.38%
Class B Shares
Return Before Taxes	(3.51)%	1.57%	1.75%
BC1-3GC	4.97%	3.81%	7.53%
Lipper Short Investment Grade Debt Funds Average	(5.77)%	0.84%	2.00%	(3)

*	For Class A Shares, amounts are calculated based on sales charges in effect as of December 10, 2009. The sales charges in effect prior to that date would have resulted in lower performance.

(1)	The Fund’s Class A Shares and Class B Shares start of performance date was August 25, 2003. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $250,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$323	$635	$969	$1,913
Class B
Expenses assuming redemption	$701	$921	$1,267	$2,177
Expenses assuming no redemption	$201	$621	$1,067	$2,177

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	1.75%	1.78%
$100,000 but less than $250,000	1.50%	1.52%
$250,000 or greater*	0.00%	0.00%

*	Except for Large Cap Value Fund, if you make an investment of $1,000,000 or more ($250,000 for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) at net asset value in Class A Shares, and you redeem all or any portion of your Shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% CDSC. Exchanges do not trigger the CDSC. In addition, if your investment professional waives receipt of the NAV advanced commission payment described below and notifies the Fund, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

Bond Funds

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$250,000 - $2,999,999.99	0.75%
$3 million up to $4,999,999.99	0.50%
Over $5 million	0.25%

Supplement dated December 10, 2009 to the Statement of Additional

Information dated August 31, 2009

The following amends and replaces the section entitled “Front-End Sales Charge Reallowances” on page 32 of the Statement of Additional Information.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to or otherwise not retained by an investment professional, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates. Those portions also may be used to offset payments to be made by a Fund to the Distributor for its services under the Distributor’s Contract with the Fund.

The Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) for each of the MTB Short Duration Government Bond Fund and the MTB Short-Term Corporate Bond Fund has been changed from 3.00% to 1.75%. The following is added under the section entitled “Advance Commissions” for each of the MTB Short Duration Government Bond and the MTB Short-Term Corporate Bond Funds on page 32 of the Statement of Additional Information.

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund

Purchase Amount	Advance Commission as a Percentage of Public Offering Price

$250,000 - $2,999,999.99	0.75%
$3 million up to $4,999,999.99	0.50%
Over $5 million	0.25%

The following amends and replaces information for the MTB Bond Funds under the section entitled “Advance Commissions” on page 32 of the Statement of Additional Information.

Bond Funds (excluding Short Duration Government Bond Fund and Short-Term Corporate Bond Fund)

Purchase Amount	Advance Commission as a Percentage of Public Offering Price

$1 million - $2,999,999.99	0.75%
$3 million up to $4,999,999.99	0.50%
Over $5 million	0.25%